SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (Parenthetical) - USD ($)	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Mr WEI Xiao [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued payroll payable	$ 75,000	$ 50,000	$ 25,000